As filed with the Securities and Exchange Commission on August 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21964

City National Rochdale High Yield Alternative Strategies Fund TEI LLC
 (Exact name of registrant as specified in charter)

400 Park Avenue
New York, New York 10022-4406
(Address of principal executive offices) (Zip code)

Michael Gozzillo
400 Park Avenue
New York, New York 10022-4406
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the "TEI Fund") invests substantially all of its investable assets in the Offshore Fund, a Cayman
Islands limited duration company with the same investment objective as the TEI Fund. The Offshore Fund in turn invests substantially all of its investable assets in City
National City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the
Offshore Fund and the TEI Fund. The Offshore Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets.

As of June 30, 2016 the Fund owned 54.16% of the Master Fund. The schedule of investments of the Master Fund is as follows:

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2016 (Unaudited)

				Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Investment Funds: [1]
High Yield/Credit:
Canyon Value Realization Fund, LP - Series L	18.3%	$5,250,000	$6,626,795	Annually	100
GoldenTree Partners LP	18.3	5,204,203	6,645,267	Quarterly	90
	36.6	10,454,203	13,272,062

Structured Credit - CLO:
Clareant Structured Credit Opportunity Fund I	5.3	1,872,534	1,931,143	Quarterly	90
Clareant Structured Credit Opportunity Fund II	8.6	2,764,461	3,137,262	Quarterly	90
Great Lakes III, LP	18.0	7,577,075	6,546,523	Quarterly	90
	31.9	12,214,070	11,614,928

Structured Credit - Mortgages:
Midway Market Neutral Fund LLC	17.6	5,550,000	6,373,305	Monthly	90
	17.6	5,550,000	6,373,305

Liquidating Positions:
GoldenTree Partners LP 2	2.3	311,961	841,832	*	*
	2.3	311,961	841,832
Total Long-Term Investment Funds:	88.4	28,530,234	32,102,127

Short-Term Investment:
Money Market Fund:
First American Government Obligations Fund, 0.26% [3]	11.6	4,209,076	4,209,076

Total Investments	100.0%	$32,739,310	$36,311,203

[1] All investments are non-income producing.
[2] Remaining value represents side pocket interests.
[3] 7-day yield.

* A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The investments in Hedge Funds shown above, representing 88.4% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2016 (Unaudited), Continued

High Yield / Credit. The credit strategy involves investing in the securities of companies that are non-investment grade, high yield and or distressed. Often, a corporate event results in the re-pricing of these securities, which may lead to profits. A non-investment grade bond generally has a Standard & Poor's rating of lower than BBB- or a Moody's rating lower than Baa3.
In the event of a corporate event such as bankruptcy or default, bonds that rank higher in the capital structure of the issuers, such as first lien bank loan or a senior secured bond have priority over other bonds deemed junior in ranking in the capital structure. The distressed and high-yield sub-strategy involves investing in the securities (bank loans and bonds) of companies experiencing financial or operational difficulties or otherwise having below investment grade credit ratings. These securities may trade at substantial discounts to par value, because, in part, certain classes of investors who cannot hold non-investment grade, high yield or distressed bonds are forced to sell at discounted prices.
Profits are made based on two kinds of mispricings: (1) fundamental or intrinsic value, and (2) relative value between comparable securities. Hedge Fund Managers may also take long/short positions throughout the capital structure of leveraged companies to implement a negative or positive credit view in the marketplace with the intention to offer better risk adjusted returns than being outright long or short the market.

Structured Credit. Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset.
Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency RMBS, CMBS, CLO, and other consumer and commercial loan ABS. At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2016 (Unaudited), Continued

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at June 30, 2016:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Alternative Investment Funds ^	$-	$-	$-	$32,102,127
Short-Term Investment	4,209,076	-	-	4,209,076

Total Investments	$4,209,076	$-	$-	$36,311,203

^ The alternative investments were valued using the practical expedient and have not been classified in the fair value hierarchy.

The Fund did not invest in any Level 3 securities and there were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The following table presents additional information for investments measured using the NAV practical expedient:

Alternative Investment Funds	Fair Value at June 30, 2016	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

High Yield / Credit	$6,626,795	$-	Annually	100
High Yield / Credit	6,645,267	-	Quarterly	90
Structured Credit – CLO	11,614,928	-	Quarterly	90
Structured Credit – Mortgages	6,373,305	-	Monthly	90
Liquidating Positions	841,832	-	*	*
Total	$32,102,127	$-

* A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale High Yield Alternative Strategies Fund TEI LLC

By (Signature and Title)   /s/ Garrett R. D'Alessandro
Garrett R. D’Alessandro, President

Date  August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D'Alessandro
Garrett R. D’Alessandro, President

Date  August 29, 2016

By (Signature and Title)   /s/ Mitchell Cepler
Mitchell Cepler, Treasurer

Date  August 29, 2016